21 Loans and Financing (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Loans and financing, beginning	R$ 3,142,383	R$ 4,047,307
Funding	263,000	796,296
Charges	183,265	274,549
Monetary and exchange variations	37,058	11,077
Amortization - principal	(253,700)	(1,660,869)
Payment - charges	(183,475)	(325,977)
Loans and financing, ending	3,188,531	3,142,383
Foreign Currency [member]
Disclosure of detailed information about borrowings [line items]
Loans and financing, beginning	108,983	104,751
Funding
Charges	6,928	5,599
Monetary and exchange variations	31,189	4,170
Amortization - principal
Payment - charges	(6,763)	(5,537)
Loans and financing, ending	140,337	108,983
Local Currency [member]
Disclosure of detailed information about borrowings [line items]
Loans and financing, beginning	3,033,400	3,942,556
Funding	263,000	796,296
Charges	176,337	268,950
Monetary and exchange variations	5,869	6,907
Amortization - principal	(253,700)	(1,660,869)
Payment - charges	(176,712)	(320,440)
Loans and financing, ending	R$ 3,048,194	R$ 3,033,400